Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Entity Registrant Name	WILLIAMS COMPANIES, INC.
Amendment Flag	false
Entity Central Index Key	0000107263
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-4174
Entity Tax Identification Number	73-0569878
Entity Address, Address Line One	One Williams Center
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74172-0172
City Area Code	(918)
Local Phone Number	573-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	WMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false